Goodwill and other intangibles - Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expense
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization	$ 63	$ 62
Goodwill [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	1,949	1,944
Increase (decrease) through net exchange differences, intangible assets and goodwill	(70)	5
Intangible assets other than goodwill at end of period	1,879	1,949
Customer-related intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	339	390
Amortization	53	53
Increase (decrease) through net exchange differences, intangible assets and goodwill	0	2
Intangible assets other than goodwill at end of period	285	339
Other intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	20	24
Additions	3	3
Amortization	9	9
Increase (decrease) through net exchange differences, intangible assets and goodwill		0
Transfers		4
Other	2	2
Intangible assets other than goodwill at end of period	16	20
Goodwill And Intangible Assets Excluding Licenses [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2,307	2,358
Additions	3	3
Amortization	63	62
Increase (decrease) through net exchange differences, intangible assets and goodwill	(70)	6
Transfers		4
Other	2	2
Intangible assets other than goodwill at end of period	2,180	2,307
Gross carrying amount | Goodwill [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	1,949
Intangible assets other than goodwill at end of period	1,879	1,949
Gross carrying amount | Customer-related intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	489
Intangible assets other than goodwill at end of period	489	489
Gross carrying amount | Other intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	80
Intangible assets other than goodwill at end of period	81	80
Gross carrying amount | Goodwill And Intangible Assets Excluding Licenses [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2,518
Intangible assets other than goodwill at end of period	2,448	2,518
Accumulated depreciation and amortisation | Customer-related intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(150)
Intangible assets other than goodwill at end of period	(203)	(150)
Accumulated depreciation and amortisation | Other intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(60)
Intangible assets other than goodwill at end of period	(65)	(60)
Accumulated depreciation and amortisation | Goodwill And Intangible Assets Excluding Licenses [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(211)
Intangible assets other than goodwill at end of period	$ (268)	$ (211)